VEDDER PRICE                             VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                                         222 NORTH LASALLE STREET
                                         CHICAGO, ILLINOIS 60601
                                         312-609-7500
                                         FACSIMILE: 312-609-5005

                                         OFFICES IN CHICAGO, NEW YORK CITY,
                                         AND ROSELAND, NEW JERSEY




                                          June 30, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      ABN AMRO Funds (the "Registrant")
                  File Nos. 33-68666 and 811-8004
                  ---------------------------------

To The Commission:

         Pursuant to Rule 497(j) under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus and Statement of Additional Information dated June 27, 2005 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

                                          Very truly yours,



                                          /s/Amy E. Lewis
                                          ---------------
                                          Amy E. Lewis

AEL/klf